DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 3.9%
Activision Blizzard, Inc.	4,467	$355,037
Alphabet, Inc., Class A*	51	89,474
Alphabet, Inc., Class C*	54	95,080
Altice USA, Inc., Class A*	3,842	130,321
AT&T, Inc.	4,624	132,940
Cable One, Inc.	93	184,202
CenturyLink, Inc. (a)	22,826	238,532
Charter Communications, Inc., Class A*	253	164,954
Comcast Corp., Class A	2,708	136,050
Discovery, Inc., Class A*(a)	2,805	75,483
Discovery, Inc., Class C*	5,395	129,588
DISH Network Corp., Class A*	1,629	58,432
Electronic Arts, Inc.*	5,289	675,670
Facebook, Inc., Class A*	258	71,458
Fox Corp., Class A	4,352	125,512
Fox Corp., Class B	2,099	59,570
GCI Liberty, Inc., Class A*	4,156	378,695
IAC/InterActiveCorp*	652	92,578
Interpublic Group of Cos., Inc.	14,780	329,298
John Wiley & Sons, Inc., Class A	2,560	88,422
Liberty Broadband Corp., Class A*	70	10,974
Liberty Broadband Corp., Class C*	375	59,006
Liberty Media Corp.-Liberty Formula One, Class C*	501	20,932
Liberty Media Corp-Liberty SiriusXM, Class A*	1,532	62,720
Liberty Media Corp-Liberty SiriusXM, Class C*	2,839	116,427
Madison Square Garden Entertainment Corp.*	521	39,601
Madison Square Garden Sports Corp.*	481	81,481
Match Group, Inc.*	2,061	286,912
Netflix, Inc.*	16	7,851
New York Times Co., Class A	6,807	292,088
News Corp., Class A	19,642	346,681
News Corp., Class B	6,103	108,694
Nexstar Media Group, Inc., Class A	152	15,998
Omnicom Group, Inc.	4,677	294,651
Sirius XM Holdings, Inc. (a)	12,306	79,866
Spotify Technology SA*	475	138,401
Take-Two Interactive Software, Inc.*	2,897	522,937
Telephone and Data Systems, Inc.	1,846	35,037
T-Mobile US, Inc.*	389	51,714
Twitter, Inc.*	842	39,161
United States Cellular Corp.*	275	8,621
Verizon Communications, Inc.	2,270	137,131
Zynga, Inc., Class A*	11,266	92,945

(Cost $5,501,907)		6,461,125

Consumer Discretionary - 10.3%
Advance Auto Parts, Inc.	2,056	303,671
Amazon.com, Inc.*	26	82,369
Aptiv PLC	917	108,848
Aramark	2,178	76,230
AutoNation, Inc.*	2,030	124,419
AutoZone, Inc.*	488	555,173
Best Buy Co., Inc.	7,891	858,541
Booking Holdings, Inc.*	121	245,442
BorgWarner, Inc.	4,616	179,332
Bright Horizons Family Solutions, Inc.*	350	59,538
Brunswick Corp.	1,472	109,870
Burlington Stores, Inc.*	601	131,343
CarMax, Inc.*(a)	1,175	109,839
Carter’s, Inc.	1,524	135,621
Chegg, Inc.*(a)	323	25,171
Chipotle Mexican Grill, Inc.*	122	157,310
Choice Hotels International, Inc.	782	77,926
Columbia Sportswear Co. (a)	740	60,628
D.R. Horton, Inc.	5,232	389,784
Darden Restaurants, Inc.	425	45,891
Dick’s Sporting Goods, Inc.	938	53,288
Dollar General Corp.	1,651	360,876
Dollar Tree, Inc.*	489	53,418
Domino’s Pizza, Inc.	1,120	439,678
Dunkin’ Brands Group, Inc.	1,230	130,798
eBay, Inc.	14,733	742,985
Expedia Group, Inc.	549	68,345
Extended Stay America, Inc.	2,323	31,848
Five Below, Inc.*	127	19,863
Floor & Decor Holdings, Inc., Class A*	207	16,579
Foot Locker, Inc.	1,870	69,938
Ford Motor Co.	14,864	134,965
frontdoor, Inc.*	863	40,854
Garmin Ltd.	4,269	498,448
General Motors Co.	3,770	165,277
Gentex Corp.	19,484	635,178
Genuine Parts Co.	2,150	211,496
Graham Holdings Co., Class B	47	21,010
Grand Canyon Education, Inc.*	1,381	115,272
Grubhub, Inc.*	303	21,313
H&R Block, Inc.	5,542	104,190
Hanesbrands, Inc. (a)	3,383	48,039
Harley-Davidson, Inc.	1,769	71,273
Hasbro, Inc.	825	76,750
Hilton Worldwide Holdings, Inc.	1,270	131,610
Home Depot, Inc.	343	95,152
Hyatt Hotels Corp., Class A (a)	536	38,576
Las Vegas Sands Corp.	1,318	73,426
Lear Corp.	1,232	176,114
Leggett & Platt, Inc.	1,980	85,338
Lennar Corp., Class A	3,547	269,075
Lennar Corp., Class B	449	27,254
LKQ Corp.*	8,420	296,552

Lowe’s Cos., Inc.	1,119	174,363
Lululemon Athletica, Inc.*	470	174,003
Marriott International, Inc., Class A	373	47,323
McDonald’s Corp.	466	101,327
Mohawk Industries, Inc.*	596	74,995
Newell Brands, Inc.	10,568	224,676
NIKE, Inc., Class B	1,967	264,955
NVR, Inc.*	108	431,695
Ollie’s Bargain Outlet Holdings, Inc.*(a)	481	42,357
O’Reilly Automotive, Inc.*	849	375,632
Peloton Interactive, Inc., Class A*	377	43,864
Polaris, Inc.	1,445	138,720
Pool Corp.	1,245	430,907
PulteGroup, Inc.	7,064	308,202
PVH Corp.	161	12,798
Qurate Retail, Inc., Series A	3,120	32,666
Ralph Lauren Corp.	736	63,112
Ross Stores, Inc.	2,322	249,661
Service Corp. International	3,387	164,744
Skechers U.S.A., Inc., Class A*	948	31,730
Starbucks Corp.	3,282	321,702
Tapestry, Inc.	1,308	37,043
Target Corp.	7,303	1,311,108
Terminix Global Holdings, Inc.*	594	29,124
Thor Industries, Inc.	276	26,637
Tiffany & Co.	3,183	418,501
TJX Cos., Inc.	5,974	379,409
Toll Brothers, Inc.	857	40,579
Tractor Supply Co.	3,605	507,620
Ulta Beauty, Inc.*	120	33,048
Vail Resorts, Inc. (a)	791	218,189
VF Corp.	626	52,208
Wendy’s Co.	542	11,919
Whirlpool Corp.	2,058	400,507
Williams-Sonoma, Inc. (a)	1,829	200,221
Wyndham Destinations, Inc.	822	34,573
Yum China Holdings, Inc.	6,265	353,221
Yum! Brands, Inc.	2,289	242,176

(Cost $13,360,370)		17,167,239

Consumer Staples - 6.5%
Altria Group, Inc.	3,808	151,673
Archer-Daniels-Midland Co.	564	28,070
Boston Beer Co., Inc., Class A*	119	110,770
Brown-Forman Corp., Class A	476	35,095
Brown-Forman Corp., Class B	2,131	171,886
Campbell Soup Co.	4,878	243,997
Casey’s General Stores, Inc.	2,877	522,693
Church & Dwight Co., Inc.	4,623	405,761
Clorox Co.	3,191	647,645
Coca-Cola Co.	1,328	68,525
Colgate-Palmolive Co.	3,558	304,707
Conagra Brands, Inc.	853	31,186
Constellation Brands, Inc., Class A	875	180,110
Costco Wholesale Corp.	1,212	474,825
Energizer Holdings, Inc.	449	18,809
Estee Lauder Cos., Inc., Class A	2,246	550,989
Flowers Foods, Inc.	9,326	206,944
General Mills, Inc.	8,008	487,047
Hain Celestial Group, Inc.*	1,024	39,424
Herbalife Nutrition Ltd.*	2,013	96,443
Hershey Co.	3,342	494,248
Hormel Foods Corp.	7,576	357,436
Ingredion, Inc.	5,208	401,797
J M Smucker Co.	3,816	447,235
Kellogg Co.	5,447	348,118
Keurig Dr Pepper, Inc. (a)	1,139	34,682
Kimberly-Clark Corp.	3,206	446,628
Kraft Heinz Co.	4,806	158,310
Kroger Co.	7,320	241,560
Lamb Weston Holdings, Inc.	3,171	229,517
McCormick & Co., Inc.	1,981	370,407
Molson Coors Beverage Co., Class B	3,570	164,220
Mondelez International, Inc., Class A	3,832	220,148
Monster Beverage Corp.*	3,437	291,389
Nu Skin Enterprises, Inc., Class A	192	9,890
PepsiCo, Inc.	936	134,999
Philip Morris International, Inc.	2,812	213,009
Pilgrim’s Pride Corp.*	1,188	22,441
Post Holdings, Inc.*	1,498	141,501
Procter & Gamble Co.	564	78,323
Reynolds Consumer Products, Inc.	908	27,549
Seaboard Corp.	9	28,825
Spectrum Brands Holdings, Inc.	736	49,187
Sprouts Farmers Market, Inc.*	7,850	166,184
Sysco Corp.	4,317	307,759
TreeHouse Foods, Inc.*	262	10,776
Tyson Foods, Inc., Class A	3,303	215,356
Walgreens Boots Alliance, Inc.	10,981	417,388
Walmart, Inc.	424	64,783

(Cost $9,935,233)		10,870,264

Energy - 0.9%
Baker Hughes Co.	2,687	50,301
Cabot Oil & Gas Corp.	15,305	268,144
Cheniere Energy, Inc.*	953	54,026
Chevron Corp.	1,008	87,877
Concho Resources, Inc.	588	33,798
ConocoPhillips	4,473	176,952
EOG Resources, Inc.	1,996	93,572
EQT Corp.	1,835	27,305
Exxon Mobil Corp.	1,066	40,647
Hess Corp.	559	26,374
HollyFrontier Corp.	2,141	50,078
Kinder Morgan, Inc.	3,272	47,051
Marathon Petroleum Corp.	2,511	97,628

National Oilwell Varco, Inc.	1,251	15,337
Phillips 66	2,861	173,319
Pioneer Natural Resources Co.	1,022	102,793
Schlumberger N.V.	1,066	22,162
Valero Energy Corp.	2,260	121,520
Williams Cos., Inc.	1,096	22,994

(Cost $1,800,279)		1,511,878

Financials - 10.7%
Affiliated Managers Group, Inc.	294	25,613
Aflac, Inc.	2,175	95,548
AGNC Investment Corp. REIT	4,061	62,052
Alleghany Corp.	280	161,056
Allstate Corp.	6,946	710,923
Ally Financial, Inc.	895	26,537
American Express Co.	779	92,382
American Financial Group, Inc.	328	29,326
American International Group, Inc.	549	21,104
American National Group, Inc.	284	24,077
Ameriprise Financial, Inc.	795	147,266
Aon PLC, Class A	1,381	282,953
Apollo Global Management, Inc.	9,989	435,720
Arch Capital Group Ltd.*	6,873	221,276
Arthur J Gallagher & Co.	3,078	355,232
Associated Banc-Corp.	1,331	20,391
Assurant, Inc.	973	125,634
Assured Guaranty Ltd.	467	14,071
Axis Capital Holdings Ltd.	615	30,818
Bank of America Corp.	735	20,698
Bank of Hawaii Corp. (a)	416	31,150
Bank of New York Mellon Corp.	1,821	71,238
Bank OZK	727	20,327
Berkshire Hathaway, Inc., Class B*	1,154	264,162
BlackRock, Inc.	215	150,145
Brown & Brown, Inc.	7,982	359,429
Capital One Financial Corp.	746	63,887
Carlyle Group, Inc.	829	23,552
Cboe Global Markets, Inc.	2,895	264,371
Charles Schwab Corp.	5,553	270,875
Chubb Ltd.	775	114,568
Cincinnati Financial Corp.	2,766	211,184
Citigroup, Inc.	381	20,982
Citizens Financial Group, Inc.	1,302	42,523
CME Group, Inc.	445	77,888
CNA Financial Corp.	527	18,187
Comerica, Inc.	364	17,909
Commerce Bancshares, Inc.	1,182	77,965
Credit Acceptance Corp.*(a)	154	45,966
Cullen/Frost Bankers, Inc.	471	39,522
Discover Financial Services	614	46,768
East West Bancorp, Inc.	1,268	54,169
Eaton Vance Corp.	7,771	520,502
Erie Indemnity Co., Class A	456	102,878
Evercore, Inc., Class A	1,285	116,845
Everest Re Group Ltd.	1,030	234,150
FactSet Research Systems, Inc.	1,137	379,485
Fidelity National Financial, Inc.	7,642	275,036
Fifth Third Bancorp	2,091	52,986
First American Financial Corp.	5,899	285,748
First Citizens BancShares, Inc., Class A	83	43,873
First Hawaiian, Inc.	814	17,843
First Horizon Corp.	1,614	19,723
First Republic Bank	742	96,134
FNB Corp.	1,704	15,046
Franklin Resources, Inc.	3,833	84,288
Globe Life, Inc.	2,426	225,861
Goldman Sachs Group, Inc.	553	127,511
Hanover Insurance Group, Inc.	1,224	137,516
Hartford Financial Services Group, Inc.	3,184	140,733
Huntington Bancshares, Inc.	4,468	53,973
Interactive Brokers Group, Inc., Class A	768	40,520
Intercontinental Exchange, Inc.	1,134	119,648
Invesco Ltd.	1,001	16,246
Jefferies Financial Group, Inc.	4,668	106,104
JPMorgan Chase & Co.	144	16,975
Kemper Corp.	1,559	116,847
KeyCorp	2,851	44,076
KKR & Co., Inc.	2,146	81,398
Lazard Ltd., Class A	5,145	192,011
Loews Corp.	1,385	58,045
LPL Financial Holdings, Inc.	2,037	184,898
M&T Bank Corp.	500	58,245
Markel Corp.*	404	393,427
MarketAxess Holdings, Inc.	718	387,131
Marsh & McLennan Cos., Inc.	3,686	422,563
Mercury General Corp.	1,372	61,013
MetLife, Inc.	1,857	85,738
MGIC Investment Corp.	5,363	64,141
Moody’s Corp.	1,483	418,710
Morgan Stanley	3,721	230,069
Morningstar, Inc.	620	124,062
MSCI, Inc.	1,539	630,097
Nasdaq, Inc.	2,397	306,792
New York Community Bancorp, Inc.	6,352	61,551
Northern Trust Corp.	1,268	118,076
Old Republic International Corp.	12,428	222,710
PacWest Bancorp	349	8,118
People’s United Financial, Inc.	2,699	33,468
Pinnacle Financial Partners, Inc.	502	27,188
PNC Financial Services Group, Inc.	772	106,590
Popular, Inc.	680	33,000
Primerica, Inc.	770	100,308
Principal Financial Group, Inc.	1,041	51,831
Progressive Corp.	12,027	1,047,672
Prosperity Bancshares, Inc.	471	29,593

Prudential Financial, Inc.	609	46,053
Raymond James Financial, Inc.	1,529	139,063
Regions Financial Corp.	3,483	53,185
Reinsurance Group of America, Inc.	421	48,533
RenaissanceRe Holdings Ltd.	1,746	287,461
S&P Global, Inc.	1,147	403,492
SEI Investments Co.	6,307	332,694
Signature Bank	556	62,378
SLM Corp.	5,094	54,047
Starwood Property Trust, Inc. REIT	822	14,747
State Street Corp.	2,644	186,349
SVB Financial Group*	159	54,833
Synchrony Financial	2,324	70,812
Synovus Financial Corp.	435	13,733
T. Rowe Price Group, Inc.	5,997	860,030
TCF Financial Corp.	202	6,787
Tradeweb Markets, Inc., Class A	1,161	69,254
Travelers Cos., Inc.	1,090	141,318
Truist Financial Corp.	654	30,359
Umpqua Holdings Corp.	603	8,376
Unum Group	335	7,447
US Bancorp	1,231	53,191
Voya Financial, Inc.	537	30,947
W.R. Berkley Corp.	1,804	117,495
Webster Financial Corp.	498	18,844
Wells Fargo & Co.	559	15,289
Western Alliance Bancorp	672	34,453
White Mountains Insurance Group Ltd.	242	232,320
Willis Towers Watson PLC	1,045	217,559
Zions Bancorp NA	1,074	41,446

(Cost $15,504,436)		17,770,931

Health Care - 15.6%
10X Genomics, Inc., Class A*	240	36,746
Abbott Laboratories	1,006	108,869
AbbVie, Inc.	1,961	205,081
ABIOMED, Inc.*	214	58,657
Acadia Healthcare Co., Inc.*(a)	559	23,730
Adaptive Biotechnologies Corp.*	443	21,361
Agilent Technologies, Inc.	3,044	355,844
Alexion Pharmaceuticals, Inc.*	2,066	252,279
Align Technology, Inc.*	265	127,542
Amedisys, Inc.*	756	185,061
AmerisourceBergen Corp.	9,715	1,001,714
Amgen, Inc.	1,220	270,889
Anthem, Inc.	1,550	482,856
Baxter International, Inc.	3,297	250,803
Becton Dickinson and Co.	633	148,654
Biogen, Inc.*	2,720	653,262
BioMarin Pharmaceutical, Inc.*	491	38,642
Bio-Rad Laboratories, Inc., Class A*	1,729	931,066
Bio-Techne Corp.	698	211,710
Boston Scientific Corp.*	989	32,785
Bruker Corp.	1,847	93,477
Cardinal Health, Inc.	23,411	1,278,006
Catalent, Inc.*	508	48,839
Centene Corp.*	6,514	401,588
Cerner Corp.	6,732	503,823
Change Healthcare, Inc.*	5,224	89,487
Charles River Laboratories International, Inc.*	1,043	244,604
Chemed Corp.	890	425,642
Cigna Corp.	5,207	1,088,992
Cooper Cos., Inc.	742	248,733
CVS Health Corp.	12,116	821,344
Danaher Corp.	1,035	232,492
DaVita, Inc.*	8,193	900,001
DENTSPLY SIRONA, Inc.	2,128	108,294
DexCom, Inc.*	53	16,943
Edwards Lifesciences Corp.*	3,886	325,997
Elanco Animal Health, Inc.*	738	22,575
Eli Lilly and Co.	1,533	223,281
Encompass Health Corp.	3,468	279,451
Envista Holdings Corp.*	5,255	156,231
Exelixis, Inc.*	878	16,822
Gilead Sciences, Inc.	3,273	198,573
Globus Medical, Inc., Class A*	3,151	189,312
Haemonetics Corp.*	746	84,186
HCA Healthcare, Inc.	1,500	225,165
Henry Schein, Inc.*	6,570	422,517
Hill-Rom Holdings, Inc.	1,872	177,578
Hologic, Inc.*	2,745	189,762
Horizon Therapeutics PLC*	1,141	80,361
Humana, Inc.	2,628	1,052,567
ICU Medical, Inc.*	335	63,215
IDEXX Laboratories, Inc.*	879	405,201
Illumina, Inc.*	322	103,713
Incyte Corp.*	1,246	105,337
Insulet Corp.*	477	122,928
Integra LifeSciences Holdings Corp.*	1,096	59,984
Intuitive Surgical, Inc.*	346	251,213
Ionis Pharmaceuticals, Inc.*	344	17,382
IQVIA Holdings, Inc.*	658	111,195
Jazz Pharmaceuticals PLC*	2,206	310,406
Johnson & Johnson	377	54,544
Laboratory Corp. of America Holdings*	1,565	312,750
Masimo Corp.*	1,498	381,226
McKesson Corp.	8,061	1,450,255
Medtronic PLC	1,145	130,187
Merck & Co., Inc.	1,552	124,765
Mettler-Toledo International, Inc.*	263	302,461
Molina Healthcare, Inc.*	915	186,779
Neurocrine Biosciences, Inc.*	274	26,014
Penumbra, Inc.*(a)	389	86,319
PerkinElmer, Inc.	1,382	183,806
Perrigo Co. PLC	2,274	109,652

Pfizer, Inc.	2,163	82,865
PPD, Inc.*	777	27,195
PRA Health Sciences, Inc.*	1,183	132,733
Premier, Inc., Class A	2,364	83,733
QIAGEN NV*	2,468	119,106
Quest Diagnostics, Inc.	4,326	536,337
Quidel Corp.*(a)	493	96,160
Regeneron Pharmaceuticals, Inc.*	444	229,117
Repligen Corp.*	347	65,815
ResMed, Inc.	1,778	372,669
Seagen, Inc.*	241	41,045
STERIS PLC	2,259	437,817
Stryker Corp.	558	130,237
Syneos Health, Inc.*	376	24,756
Teleflex, Inc.	497	190,227
Thermo Fisher Scientific, Inc.	354	164,603
United Therapeutics Corp.*	100	13,264
UnitedHealth Group, Inc.	292	98,211
Universal Health Services, Inc., Class B	2,258	294,850
Varian Medical Systems, Inc.*	1,890	328,822
Veeva Systems, Inc., Class A*	1,060	293,482
Vertex Pharmaceuticals, Inc.*	564	128,451
Viatris, Inc.*	8,835	148,605
Waters Corp.*	1,379	319,942
West Pharmaceutical Services, Inc.	2,354	647,727
Zimmer Biomet Holdings, Inc.	1,498	223,382
Zoetis, Inc.	1,668	267,514

(Cost $22,001,180)		25,942,191

Industrials - 16.8%
3M Co.	647	111,756
A O Smith Corp. (a)	6,132	345,293
Acuity Brands, Inc. (a)	853	101,268
AECOM*	3,460	179,539
AGCO Corp.	1,212	112,122
Alaska Air Group, Inc.	1,133	57,749
Allegion PLC	2,094	238,800
Allison Transmission Holdings, Inc.	5,270	216,334
AMERCO	246	101,901
AMETEK, Inc.	2,245	266,100
Armstrong World Industries, Inc.	802	61,802
Axon Enterprise, Inc.*	216	27,149
BWX Technologies, Inc.	2,938	167,113
C.H. Robinson Worldwide, Inc.	3,473	326,358
Carlisle Cos., Inc.	1,663	240,852
Carrier Global Corp.	23,777	905,190
Caterpillar, Inc.	1,421	246,671
Cintas Corp.	811	288,148
Clean Harbors, Inc.*	365	26,415
Copart, Inc.*	3,971	458,452
CoreLogic, Inc.	1,920	148,800
CoStar Group, Inc.*	462	420,683
Crane Co.	623	43,317
CSX Corp.	1,845	166,142
Cummins, Inc.	4,512	1,043,039
Curtiss-Wright Corp.	1,098	126,556
Deere & Co.	725	189,675
Delta Air Lines, Inc.	1,690	68,023
Donaldson Co., Inc.	3,958	210,724
Dover Corp.	2,090	255,043
Eaton Corp. PLC	4,223	511,448
Emerson Electric Co.	5,115	392,934
Equifax, Inc.	422	70,432
Expeditors International of Washington, Inc.	6,439	575,453
Fastenal Co.	13,849	684,833
FedEx Corp.	1,229	352,207
Flowserve Corp. (a)	421	14,348
Fortive Corp.	802	56,244
Fortune Brands Home & Security, Inc.	4,308	359,718
FTI Consulting, Inc.*	2,511	263,705
Generac Holdings, Inc.*	1,815	391,314
General Dynamics Corp.	1,257	187,733
General Electric Co.	4,969	50,584
Graco, Inc.	5,003	338,903
HD Supply Holdings, Inc.*	2,814	156,965
HEICO Corp.	171	21,132
HEICO Corp., Class A	457	50,613
Hexcel Corp.	386	19,115
Honeywell International, Inc.	618	126,023
Howmet Aerospace, Inc.	1,826	42,838
Hubbell, Inc.	2,097	338,854
Huntington Ingalls Industries, Inc.	1,471	235,640
IAA, Inc.*	3,284	196,777
IDEX Corp.	1,514	292,429
IHS Markit Ltd.	2,282	226,968
Illinois Tool Works, Inc.	1,956	412,892
Ingersoll Rand, Inc.*	597	26,429
ITT, Inc.	2,087	151,579
Jacobs Engineering Group, Inc.	971	104,713
JB Hunt Transport Services, Inc.	4,309	582,922
JetBlue Airways Corp.*	1,335	20,145
Johnson Controls International PLC	11,008	506,808
Kansas City Southern	2,047	381,090
Kirby Corp.*	434	21,960
Knight-Swift Transportation Holdings, Inc.	7,344	303,234
L3Harris Technologies, Inc.	1,157	222,132
Landstar System, Inc.	2,830	371,919
Lennox International, Inc.	375	107,936
Lincoln Electric Holdings, Inc.	2,758	317,170
Lockheed Martin Corp.	677	247,105
Macquarie Infrastructure Corp.	455	14,719
ManpowerGroup, Inc.	2,049	177,546
Masco Corp.	9,378	503,317
Mercury Systems, Inc.*	885	63,030
Middleby Corp.*	171	23,254

MSA Safety, Inc.	1,107	165,430
MSC Industrial Direct Co., Inc., Class A	3,339	278,206
Nielsen Holdings PLC	2,214	35,800
Nordson Corp.	1,062	216,446
Norfolk Southern Corp.	973	230,621
Northrop Grumman Corp.	843	254,805
nVent Electric PLC	789	18,147
Old Dominion Freight Line, Inc.	2,170	441,291
Oshkosh Corp.	2,997	241,259
Otis Worldwide Corp.	4,893	327,537
Owens Corning	2,512	183,049
PACCAR, Inc.	6,919	602,368
Parker-Hannifin Corp.	1,276	341,024
Pentair PLC	3,600	186,552
Quanta Services, Inc.	3,697	252,653
Raytheon Technologies Corp.	1,134	81,331
Regal Beloit Corp.	1,644	195,702
Republic Services, Inc.	2,115	204,563
Robert Half International, Inc.	5,061	324,815
Rockwell Automation, Inc.	2,041	521,598
Rollins, Inc.	2,581	147,582
Roper Technologies, Inc.	601	256,627
Ryder System, Inc.	451	26,708
Schneider National, Inc., Class B	5,836	121,972
Sensata Technologies Holding PLC*	1,375	67,141
Snap-on, Inc.	2,025	356,096
Southwest Airlines Co.	4,886	226,417
Stanley Black & Decker, Inc.	1,135	209,192
Stericycle, Inc.*	521	36,699
Teledyne Technologies, Inc.*	481	181,789
Textron, Inc.	1,405	63,366
Timken Co.	1,246	91,506
Toro Co.	1,200	108,852
Trane Technologies PLC	2,945	430,677
TransDigm Group, Inc.	65	37,647
TransUnion	1,783	162,414
Trex Co., Inc.*(a)	1,372	102,653
Trinity Industries, Inc. (a)	1,936	44,238
Union Pacific Corp.	689	140,611
United Parcel Service, Inc., Class B	2,177	372,419
United Rentals, Inc.*(a)	673	152,758
Valmont Industries, Inc.	923	150,431
Verisk Analytics, Inc.	1,080	214,175
Vertiv Holdings Co.*	1,603	29,992
W.W. Grainger, Inc.	1,174	491,084
Waste Management, Inc.	1,949	232,184
Watsco, Inc.	1,672	380,146
Westinghouse Air Brake Technologies Corp.	112	8,210
Woodward, Inc.	340	38,022
XPO Logistics, Inc.*(a)	528	56,327
Xylem, Inc.	1,829	175,529

(Cost $21,797,634)		27,884,785

Information Technology - 19.2%
Accenture PLC, Class A	901	224,430
Adobe, Inc.*	340	162,680
Advanced Micro Devices, Inc.*	158	14,640
Akamai Technologies, Inc.*	2,570	266,021
Alteryx, Inc., Class A*(a)	56	6,711
Amdocs Ltd.	11,812	777,348
Amphenol Corp., Class A	1,953	255,472
Analog Devices, Inc.	1,849	257,159
ANSYS, Inc.*	1,535	518,922
Apple, Inc.	3,239	385,603
Applied Materials, Inc.	5,590	461,063
Arista Networks, Inc.*	592	160,254
Arrow Electronics, Inc.*	3,392	310,877
Aspen Technology, Inc.*	740	99,493
Atlassian Corp. PLC, Class A*	274	61,664
Autodesk, Inc.*	897	251,366
Automatic Data Processing, Inc.	1,268	220,480
Avnet, Inc.	3,500	106,225
Bill.com Holdings, Inc.*	246	30,187
Black Knight, Inc.*	2,362	216,406
Booz Allen Hamilton Holding Corp.	3,625	314,614
Broadcom, Inc.	265	106,419
Broadridge Financial Solutions, Inc.	3,707	544,484
CACI International, Inc., Class A*	916	217,358
Cadence Design Systems, Inc.*	6,036	701,987
CDK Global, Inc.	1,352	64,761
CDW Corp.	4,448	580,419
Ceridian HCM Holding, Inc.*	261	25,166
Ciena Corp.*	11,461	513,453
Cirrus Logic, Inc.*	3,510	281,151
Cisco Systems, Inc.	2,319	99,763
Citrix Systems, Inc.	5,607	694,819
Cognex Corp.	2,865	215,276
Cognizant Technology Solutions Corp., Class A	9,916	774,737
Coherent, Inc.*	127	15,466
Corning, Inc.	4,586	171,608
Coupa Software, Inc.*	76	24,997
Crowdstrike Holdings, Inc., Class A*	287	43,991
Datadog, Inc., Class A*(a)	269	26,609
Dell Technologies, Inc., Class C*	1,686	116,385
DocuSign, Inc.*	58	13,217
Dolby Laboratories, Inc., Class A	2,819	249,340
Dropbox, Inc., Class A*	2,107	42,077
EchoStar Corp., Class A*	1,937	46,042
Entegris, Inc.	3,772	349,363
EPAM Systems, Inc.*	1,675	539,903
Euronet Worldwide, Inc.*	165	22,183
Everbridge, Inc.*(a)	152	19,295
F5 Networks, Inc.*	2,901	472,312
Fair Isaac Corp.*	360	170,201
First Solar, Inc.*	205	19,153

Five9, Inc.*	194	30,109
FleetCor Technologies, Inc.*	417	110,593
FLIR Systems, Inc.	2,230	85,275
Fortinet, Inc.*	2,103	259,153
Gartner, Inc.*	625	95,000
Genpact Ltd.	3,599	146,299
Globant SA*	305	57,547
GoDaddy, Inc., Class A*	1,805	143,570
Guidewire Software, Inc.*(a)	461	56,463
Hewlett Packard Enterprise Co.	23,679	261,416
HP, Inc.	42,918	941,192
Inphi Corp.*	368	57,088
Intel Corp.	3,274	158,298
International Business Machines Corp.	1,120	138,342
Intuit, Inc.	1,039	365,749
IPG Photonics Corp.*	451	93,361
Jabil, Inc.	8,227	314,436
Jack Henry & Associates, Inc.	2,417	388,799
Juniper Networks, Inc.	6,873	149,625
Keysight Technologies, Inc.*	5,444	653,498
KLA Corp.	1,048	264,064
Lam Research Corp.	1,885	853,264
Leidos Holdings, Inc.	6,241	628,469
Littelfuse, Inc.	302	72,640
Manhattan Associates, Inc.*	998	102,035
Marvell Technology Group Ltd.	5,407	250,290
Mastercard, Inc., Class A	165	55,524
Maxim Integrated Products, Inc.	8,402	697,702
Microchip Technology, Inc.	1,180	158,580
Micron Technology, Inc.*	5,543	355,251
Microsoft Corp.	1,019	218,137
MKS Instruments, Inc.	369	50,915
Monolithic Power Systems, Inc.	1,611	515,456
Motorola Solutions, Inc.	1,479	253,693
National Instruments Corp.	4,739	177,381
NCR Corp.*	706	19,535
NetApp, Inc.	6,283	334,947
NortonLifeLock, Inc.	45,359	826,895
Nuance Communications, Inc.*	7,002	301,996
NVIDIA Corp.	106	56,822
Oracle Corp.	2,406	138,874
Palo Alto Networks, Inc.*	325	95,524
Paychex, Inc.	2,706	252,064
Paycom Software, Inc.*	371	154,737
Paylocity Holding Corp.*	295	57,997
PayPal Holdings, Inc.*	458	98,067
Pegasystems, Inc.	743	97,244
Proofpoint, Inc.*	609	63,025
PTC, Inc.*	287	30,953
Qorvo, Inc.*	2,980	466,906
QUALCOMM, Inc.	1,832	269,615
RealPage, Inc.*	1,089	75,130
salesforce.com, Inc.*	228	56,042
Science Applications International Corp.	4,623	427,812
ServiceNow, Inc.*	425	227,184
Skyworks Solutions, Inc.	5,038	711,214
Slack Technologies, Inc., Class A*(a)	633	27,143
SolarEdge Technologies, Inc.*	155	43,087
Square, Inc., Class A*	235	49,576
SS&C Technologies Holdings, Inc.	2,790	192,203
Switch, Inc., Class A	1,701	26,859
SYNNEX Corp.	3,407	546,176
Synopsys, Inc.*	3,014	685,685
Teradata Corp.*	1,021	22,390
Teradyne, Inc.	6,599	728,134
Texas Instruments, Inc.	2,512	405,060
Trimble, Inc.*	1,913	114,531
Tyler Technologies, Inc.*	1,203	514,403
Ubiquiti, Inc. (a)	143	35,480
Universal Display Corp.	139	31,837
VeriSign, Inc.*	2,042	409,870
Visa, Inc., Class A	262	55,112
VMware, Inc., Class A*(a)	276	38,610
Vontier Corp.*	323	10,714
Western Digital Corp.	530	23,786
Western Union Co.	40,623	916,455
WEX, Inc.*	95	16,458
Workday, Inc., Class A*	230	51,702
Xerox Holdings Corp.	1,919	42,007
Xilinx, Inc.	2,583	375,956
Zebra Technologies Corp., Class A*	700	264,894
Zendesk, Inc.*	246	32,841

(Cost $24,926,775)		31,846,316

Materials - 5.8%
Air Products and Chemicals, Inc.	1,764	494,167
Albemarle Corp. (a)	1,776	241,483
AptarGroup, Inc.	1,637	206,786
Ashland Global Holdings, Inc.	1,225	92,083
Avery Dennison Corp.	1,802	269,111
Axalta Coating Systems Ltd.*	2,443	69,894
Ball Corp.	3,044	292,254
Berry Global Group, Inc.*	1,088	57,664
Cabot Corp.	2,143	88,742
Celanese Corp.	2,442	315,824
CF Industries Holdings, Inc.	1,150	42,895
Corteva, Inc.	2,856	109,442
Crown Holdings, Inc.*	4,121	388,404
Dow, Inc.	442	23,430
DuPont de Nemours, Inc.	935	59,316
Eagle Materials, Inc.	287	26,114
Eastman Chemical Co.	3,154	307,200
Ecolab, Inc.	991	220,151
Element Solutions, Inc.	1,944	26,847
FMC Corp.	2,021	234,456

Graphic Packaging Holding Co.	14,696	225,143
Huntsman Corp.	1,799	44,561
International Flavors & Fragrances, Inc.	1,481	166,020
International Paper Co.	10,381	513,652
Linde PLC	834	213,854
LyondellBasell Industries NV, Class A	2,405	204,665
Martin Marietta Materials, Inc.	570	151,409
NewMarket Corp.	426	157,518
Newmont Corp.	1,469	86,407
Nucor Corp.	7,563	406,133
Olin Corp.	1,067	23,357
Packaging Corp. of America	3,965	515,450
PPG Industries, Inc.	2,192	321,720
Reliance Steel & Aluminum Co.	6,280	739,784
Royal Gold, Inc.	1,026	113,342
RPM International, Inc.	3,547	312,171
Scotts Miracle-Gro Co.	3,189	560,531
Sealed Air Corp.	1,274	57,406
Sherwin-Williams Co.	339	253,447
Silgan Holdings, Inc.	5,459	184,514
Sonoco Products Co.	1,926	111,824
Southern Copper Corp.	647	38,412
Steel Dynamics, Inc.	5,571	201,726
Valvoline, Inc.	3,369	76,779
Vulcan Materials Co.	799	111,580
W.R. Grace & Co.	740	40,493
Westlake Chemical Corp.	251	18,863
Westrock Co.	3,422	144,443

(Cost $7,887,997)		9,561,467

Real Estate - 3.7%
Alexandria Real Estate Equities, Inc. REIT	638	104,460
American Campus Communities, Inc. REIT	358	14,248
American Homes 4 Rent, Class A REIT	2,049	58,847
American Tower Corp. REIT	387	89,474
Americold Realty Trust REIT	1,480	50,512
Apartment Investment and Management Co., Class A REIT*	5,189	157,486
AvalonBay Communities, Inc. REIT	782	130,273
Boston Properties, Inc. REIT	446	43,779
Brandywine Realty Trust REIT	982	10,930
Brixmor Property Group, Inc. REIT	1,932	29,502
Camden Property Trust REIT	991	97,941
CBRE Group, Inc., Class A*	7,541	461,057
CoreSite Realty Corp. REIT	876	109,842
Corporate Office Properties Trust REIT	3,321	88,438
Cousins Properties, Inc. REIT (a)	1,004	33,544
Crown Castle International Corp. REIT	472	79,093
CubeSmart REIT	2,663	86,627
CyrusOne, Inc. REIT	638	44,603
Digital Realty Trust, Inc. REIT	738	99,446
Douglas Emmett, Inc. REIT	2,181	67,546
Duke Realty Corp. REIT	7,249	275,897
Equinix, Inc. REIT	137	95,597
Equity Commonwealth REIT	11,536	305,819
Equity LifeStyle Properties, Inc. REIT	3,804	222,876
Equity Residential REIT	2,676	154,994
Essex Property Trust, Inc. REIT	472	116,055
Extra Space Storage, Inc. REIT	1,493	168,306
Federal Realty Investment Trust REIT	555	48,407
First Industrial Realty Trust, Inc. REIT	5,627	235,659
Gaming and Leisure Properties, Inc. REIT	651	27,043
Healthcare Trust of America, Inc., Class A REIT	922	24,000
Healthpeak Properties, Inc. REIT	713	20,577
Highwoods Properties, Inc. REIT	1,185	45,386
Host Hotels & Resorts, Inc. REIT	12,218	171,419
Hudson Pacific Properties, Inc. REIT	302	7,852
Invitation Homes, Inc. REIT	1,357	38,783
Iron Mountain, Inc. REIT (a)	2,924	80,410
JBG SMITH Properties REIT	703	21,610
Jones Lang LaSalle, Inc.*	868	114,828
Kilroy Realty Corp. REIT	678	41,466
Kimco Realty Corp. REIT	1,777	25,660
Lamar Advertising Co., Class A REIT	1,915	152,453
Life Storage, Inc. REIT	1,927	211,430
Medical Properties Trust, Inc. REIT	5,465	106,021
Mid-America Apartment Communities, Inc. REIT	1,149	144,958
National Retail Properties, Inc. REIT	843	31,781
Omega Healthcare Investors, Inc. REIT	426	15,004
Prologis, Inc. REIT	1,396	139,670
Public Storage REIT	1,120	251,395
Rayonier, Inc. REIT	919	25,888
Realty Income Corp. REIT	917	54,992
Regency Centers Corp. REIT	441	20,101
Rexford Industrial Realty, Inc. REIT (a)	920	44,086
SBA Communications Corp. REIT	254	72,944
Simon Property Group, Inc. REIT	304	25,101
SL Green Realty Corp. REIT (a)	284	16,444
Spirit Realty Capital, Inc. REIT (a)	595	21,920
STORE Capital Corp. REIT	784	25,527
Sun Communities, Inc. REIT	639	88,821
Taubman Centers, Inc. REIT	1,835	78,391
UDR, Inc. REIT	1,443	55,512
VICI Properties, Inc. REIT	1,541	38,972
Vornado Realty Trust REIT (a)	5,505	214,200
Weingarten Realty Investors REIT	2,699	56,436
Welltower, Inc. REIT	143	9,006
Weyerhaeuser Co. REIT	621	18,034
WP Carey, Inc. REIT	725	50,177

(Cost $5,751,453)		6,069,556

Utilities - 5.7%
AES Corp.	13,759	281,234
Alliant Energy Corp.	4,983	262,106

Ameren Corp.	5,056	393,256
American Electric Power Co., Inc.	3,164	268,592
American Water Works Co., Inc.	2,243	344,031
Atmos Energy Corp. (a)	2,376	227,835
Avangrid, Inc.	1,120	52,125
CenterPoint Energy, Inc.	4,659	108,042
CMS Energy Corp.	5,896	362,840
Consolidated Edison, Inc.	4,090	311,863
Dominion Energy, Inc.	1,728	135,631
DTE Energy Co.	2,043	257,030
Duke Energy Corp.	3,761	348,494
Edison International	2,276	139,655
Entergy Corp.	4,251	462,721
Essential Utilities, Inc.	3,425	155,084
Evergy, Inc.	7,742	428,984
Eversource Energy	3,493	305,672
Exelon Corp.	7,869	323,180
FirstEnergy Corp.	8,069	214,313
Hawaiian Electric Industries, Inc.	4,985	178,613
IDACORP, Inc.	1,628	147,464
MDU Resources Group, Inc.	5,559	138,642
National Fuel Gas Co.	4,437	182,671
NextEra Energy, Inc.	2,476	182,209
NiSource, Inc.	10,856	262,715
NRG Energy, Inc.	9,861	322,948
OGE Energy Corp.	4,756	154,047
Pinnacle West Capital Corp.	2,273	186,045
PPL Corp.	10,497	298,325
Public Service Enterprise Group, Inc.	5,862	341,637
Sempra Energy	1,783	227,297
Southern Co.	6,005	359,399
UGI Corp.	2,400	85,152
Vistra Corp.	18,471	345,038
WEC Energy Group, Inc.	4,032	382,838
Xcel Energy, Inc.	5,384	362,666

(Cost $9,193,097)		9,540,394

TOTAL COMMON STOCKS
(Cost $137,660,361)		164,626,146

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $81,027)	81,027	81,027

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $1,227,620)	1,227,620	1,227,620

TOTAL INVESTMENTS - 99.9% (Cost $138,969,008)		$165,934,793
Other assets and liabilities, net - 0.1%		225,993

NET ASSETS - 100.0%		$166,160,786

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
50,625	30,402	(d)	—	—	—	5	—	81,027	81,027
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,498,098	946,597		(1,217,075)	—	—	126	—	1,227,620	1,227,620

1,548,723	976,999		(1,217,075)	—	—	131	—	1,308,647	1,308,647

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $1,846,977, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,827,901.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

REIT:	Real Estate Investment Trust

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	5	$866,075	$905,800	12/18/2020	$39,725
E-Mini S&P MidCap 400 Futures	USD	3	565,815	650,520	12/18/2020	84,705

Total unrealized appreciation						$124,430

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$164,626,146	$—	$—	$164,626,146
Short-Term Investments (f)	1,308,647	—	—	1,308,647
Derivatives (g)
Futures Contracts	124,430	—	—	124,430

TOTAL	$166,059,223	$—	$—	$166,059,223

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.